Non-interest income (Tables)	12 Months Ended
Sep. 30, 2023
Non-interest income
Schedule of non-interest income

Note 4. Non-interest income[1] (continued)

	Consolidated			Parent Entity
$m	2023	2022	2021	2023	2022
Net fees
Facility fees	697	686	717	647	644
Transaction fees	1,146	1,132	993	959	940
Other non-risk fee income	154	122	-	136	116
Fee income	1,997	1,940	1,710	1,742	1,700
Credit card loyalty programs	(153)	(126)	(101)	(120)	(94)
Transaction fee related expenses	(199)	(143)	(127)	(161)	(115)
Fee expenses	(352)	(269)	(228)	(281)	(209)
Net fees	1,645	1,671	1,482	1,461	1,491

Net wealth management and insurance
Net wealth management income	562	726	657	-	-
Life insurance premium income	-	834	1,077	-	-
General insurance and lenders mortgage insurance (LMI) net premium earned	-	-	387	-	-
Life insurance investment and other income	-	(141)	59	-	-
General insurance and LMI investment and other income	-	-	76	-	-
Total insurance premium, investment and other income	-	693	1,599	-	-
Life insurance claims, changes in life insurance liabilities and other expenses	-	(611)	(767)	-	-
General insurance and LMI claims and other expenses	-	-	(278)	-	-
Total insurance claims, changes in life insurance liabilities and other expenses	-	(611)	(1,045)	-	-
Net wealth management and insurance	562	808	1,211	-	-

Trading	717	664	719	678	601

Other
Dividends received from subsidiaries[2]	-	-	-	1,050	6,632
Transactions with subsidiaries	-	-	-	550	771
Dividends received from other entities	1	4	4	1	2
Net gain/(loss) on sale/derecognition of associates	1	25	43	-	12
Net gain/(loss) on disposal of assets	-	(3)	7	1	(4)
Net gain/(loss) on hedging of overseas operations	-	-	(8)	(51)	206
Net gain/(loss) on derivatives held for risk management purposes	1	9	4	1	9
Net gain/(loss) on financial instruments measured at fair value	78	12	655	71	15
Net gain/(loss) on disposal of controlled entities and other businesses[3]	268	(823)	188	-	170
Rental income on operating leases	9	16	41	5	10
Share of associates’ net profit/(loss)	(5)	(7)	(6)	-	-
Other	51	69	24	40	67
Total other	404	(698)	952	1,668	7,890
Total non-interest income	3,328	2,445	4,364	3,807	9,982

1.

Included items relating to compliance, regulation and remediation costs recognised as a reduction in non-risk fee income, net wealth management income and other income of $52 million (2022: $64 million, 2021: $320 million) for the Group, and $56 million (2022: $24 million) for the Parent Entity. Refer to Note 25 for further details.

2.

In 2022, Westpac Overseas Holdings No. 2 Pty Limited (WOH2PL), a wholly-owned subsidiary, paid a dividend of $5,040 million to the Parent Entity which was reinvested into additional WOH2PL ordinary shares. Refer to Note 35 for further details.

3.	Included gains/loss on sale of:
●	2023: $243 million gain for Advance Asset Management Limited;
●	2022: $1,112 million loss for Australian life insurance business, $170 million gain for Auto Finance and $119 million gain for NZ life insurance; and
●	2021: $160 million gain for General Insurance businesses and $29 million gain for the Vendor Finance business. Refer to Note 37 for further details.